DOLLAR [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dollar | Dollar Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.92%	2.96%	1.88%